Fair Value Measurements (Details) - Schedule of Hybrid Model for the Periods	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Hybrid Model for the Periods [Line Items]
Expected volatility	74.82%	73.80%	87.30%
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares (years)	2 years 3 months
Probability of an IPO Scenario [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage		25.00%	0.00%
Expected Time to IPO [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares (years)		4 months 29 days	0 years
Probability of Other Liquidation Events [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage		75.00%	100.00%
Expected Time to Liquidation [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares (years)		2 years 9 months	3 years
Expected Return on Equity [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage		22.00%	23.00%